Equity Method Investment, Net - Schedule of Equity Method Investment, Net (Details) - Ningbo Meishan Investment Limited Partnership [Member] - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Equity Method Investment, Net [Line Items]
Balance	¥ 145,696	¥ 206,086	¥ 257,122
Additions	21,290		33,154
Share of results	(196)	442	(2,020)
Return of capital		(45,553)	(19,547)
Impairment losses	(4,029)	(15,279)	(62,623)
Balance	¥ 162,761	¥ 145,696	¥ 206,086